Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income after tax available to common shareholders	$ 340,028	$ 648,972	$ 829,412	$ 653,174	$ (1,635,837)
Adjustment to reconcile (loss)/profit to net cash used in operating activities:
Deferred Tax expenses	(4,572)	32,971	11,507	28,241	135,640
Current Tax expenses	53,424	38,712	120,647	119,238	387,407
Depreciation and Amortization of intangible assets	603,846	619,939	1,250,354	926,484	696,224
Loss on deconsolidation of subsidiaries				1,000	192,776
Fair value gain on share warrant liability					(22,766)
Remeasurement of the net defined benefit plans	3,914	117	8,021	29,774	30,606
Expected credit loss on trade receivables	31,514	55,139	(12,493)	72,698	(120,544)
Finance costs	98,056	77,389	149,171	638,957	2,210,404
Write off				11,268
Write back	(101,029)	(8,372)	(14,011)	(1,635,651)	(360,878)
Finance income - interest other	(2,531)	(1,091)	(14,860)		(19,123)
Profit on Termination of Lease		(30,396)	(30,034)
Salary/legal and professional fees (Shares issue to Directors and others)				158,821
Loss on deconsolidation of Lytus Inc
Notional Rent on Security Deposit	2,916	1,355	4,310
Change in operating assets and liabilities:
Trade receivable	(572,911)	(1,125,454)	254,466	(1,945,143)	381,946
Other financial assets	(6,598,529)	(390,726)	(1,780,232)	63,121	102,242
Other assets	189,206	(212,007)	624,255	(564,469)	(730,555)
Trade payable	7,866,792	385,084	(1,708,400)	2,578,248	132,056
Other financial liabilities	(463,168)	189,164	371,096	(9,161)	(566,378)
Other current liabilities	(2,484,024)	(40,461)	2,285,101	3,267	255,511
Cash flow used in operating activities after working capital changes			2,348,310	1,129,867	1,068,731
Tax (paid)/refund(net)		(58,265)	(183,885)	(243,833)	84,604
Net cash used in operating activities	(1,037,068)	182,070	2,164,425	886,034	1,153,335
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(840,253)	(911,005)	(2,814,615)	(1,936,320)	(10,820,099)
Investment in shares of subsidiary - Sri Sai – net
Goodwill purchased on business combination
Interest received					19,123
Network acquisition advance	(176,074)	(158,216)	(1,813,185)	(1,715,361)	(2,119,038)
Net cash used in investing activities	(1,016,327)	(1,069,221)	(4,627,800)	(3,651,681)	(12,920,014)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short term borrowings -net				937,807
Repayment of 7% secured promissory notes					(1,000,000)
Proceeds from short term borrowings - Preferred Convertible Security - Net				1,004,705
Proceeds from short term borrowings- Related party	(112,704)	(1,091,444)	(1,298,756)	31,214
Repayment of short term borrowings - Promissory notes net
Proceeds from issue of equity shares -		2,297,500
Proceeds from long term borrowings - bank			(158,520)	1,004,026
Repayment of short-term borrowings - directors loans					518,125
Issue of promissory note - equity classification (net of repayment)			7,548,709
Proceeds from issue of shares	390,000		854,218		12,509,169
Proceeds/(Repayment) from financial institutions(net)	(17,101)	(3,194)	85,201	(10,862)	10,449
Proceeds /(Repayment) of short term borrowings from Banks	1,405,161	(124,252)
Interest, commission, and other charges paid	(71,449)	(53,552)	(95,810)	(261,660)	(382,341)
Net cash provided by (used in) financing activities	1,593,907	1,025,059	6,935,042	2,705,230	11,655,402
Net increase / (decrease) in cash and cash equivalents	(459,488)	137,908	4,471,667	(60,417)	(111,277)
CASH AND CASH EQUIVALENTS – beginning of period	4,674,586	246,377	246,377	311,810	8,758
Acquired in business combination					432,138
Adjustment for deconsolidation of subsidiary				(1,000)	(7,608)
Effects of exchange rate changes on cash and cash equivalents	42,744.92	(70,819)	(43,458)	(4,016)	(10,201)
Deconsolidation of Lytus Inc Cash balance
CASH AND CASH EQUIVALENTS – end of period	$ 4,257,843	$ 313,466	4,674,586	246,377	311,810
Non-cash transactions:
Shares issued to the suppliers, directors and other for the services				162,695
Share issued against repayment of:
Senior convertible notes				3,333,333
Convertible Promissory notes			51,385,500
Preferred convertible security				1,004,000
Transactions with Lytus Technologies Inc.			$ 3,817,490	$ 135,000